Share-based compensation - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Jun. 02, 2022	Oct. 31, 2025	Oct. 31, 2024
Stock Options And RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 3,917	$ 2,975
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of outstanding stock maximum	20.00%
Maximum number share options can be issued		12,617,734
Exercisable period of stock options		10 years
Share-based compensation		$ 596	1,730
Stock Options | Vesting Period One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		6 months
Vesting rate		25.00%
Stock Options | Vesting Period Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		6 months
Vesting rate		25.00%
Stock Options | Vesting Period Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		6 months
Vesting rate		25.00%
Stock Options | Vesting Period Four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period		6 months
Vesting rate		25.00%
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation		$ 3,321	$ 1,245